SHARE BASED PAYMENTS (Schedule of Outstanding Option Activity) (Details) - Stock Options	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Options at beginning of period | shares	636,818	1,249,383
Exercised, options | shares	(127,350)
Expired unexercised, options | shares	(509,468)	(612,565)
Outstanding, Options, at end of period | shares		636,818
Vested and exercisable, at end of period | shares		636,818
Outstanding, options, Weighted average exercise price, beginning | $ / shares	$ 5.62	$ 5.88
Exercised, options, Weighted average exercise price | $ / shares	3.22
Expired unexercised, Weighted average exercise price | $ / shares	$ 6.21	6.16
Outstanding, options, Weighted average exercise price, ending | $ / shares		5.62
Vested and exercisable, options, Weighted average exercise price | $ / shares		$ 5.62